Intangible Assets, Net (Details) - Schedule of Intangible assets, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Net [Abstract]
Software	$ 457,640	$ 347,484
Total cost	457,640	347,484
Less: Accumulated amortization	(368,165)	(316,937)
Intangible assets, net	$ 89,475	$ 30,547